SCHEDULE OF SEGMENT REPORTING FOR REVENUE (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 25,314,688	$ 30,211,584	$ 57,501,370	$ 61,564,838
Cost of sales	(17,977,675)	(21,088,410)	(39,604,341)	(45,574,645)
Gross Profit	7,337,013	9,123,174	17,897,029	15,990,193
Remittance Services Expense [Member]
Segment Reporting Information [Line Items]
Revenue	12,743,018	15,177,593	30,196,550	29,245,132
Cost of sales	(6,008,981)	(7,281,655)	(14,712,592)	(15,786,115)
Gross Profit	6,733,678	7,895,938	15,483,958	13,459,017
Sales of Airtime [Member]
Segment Reporting Information [Line Items]
Revenue	12,473,686	12,557,083	26,985,504	32,215,713
Cost of sales	(11,854,806)	(13,707,958)	(24,682,635)	(29,567,857)
Gross Profit	618,880	1,296,053	2,302,869	2,647,856
Other Services [Member]
Segment Reporting Information [Line Items]
Revenue	98,343	29,980	319,316	103,993
Cost of sales	(113,888)	(98,797)	(209,114)	(220,673)
Gross Profit	$ (15,545)	$ (68,817)	$ 110,202	$ (116,680)